Share Based Compensation - Summary of FV Per Performance Criteria and Program (Detail) - kr / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Executive performance plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value Group operating income	kr 54.37	kr 56.79	kr 59.31	kr 78.88
Fair value ESG - Social	54.37
Fair value ESG - Environmental	54.37
Key contributor plan [member] | Fair value – Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	59.31	94.13	109.8	84.12
Key contributor plan [member] | Fair value – Tranche 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	56.79	59.31	94.13	111.78
Key contributor plan [member] | Fair value – Tranche 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	54.37	56.79	59.31	78.88
Fair Value Absolute T S R | Executive performance plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	10.53	3.63		78.88
Fair Value Relative T S R | Executive performance plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	17.08	1.39		78.88
Long-term variable compensation program [member] | Executive team plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant	78.88	116.66	78.88	90.7
Fair value Group operating income	71.45	110.7	74.22	86.94
Fair value ESG - Social	71.45
Fair value ESG - Environmental	71.45
Long-term variable compensation program [member] | Fair Value Absolute T S R | Executive team plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	41.18	113.47	54.69	87.92
Long-term variable compensation program [member] | Fair Value Relative T S R | Executive team plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	kr 54.48	kr 108.61	kr 98.06	kr 94.63